HUNTINGTON VA GROWTH FUND

SUPPLEMENT DATED MARCH 5, 2014 TO THE HUNTINGTON FUNDS VA PROSPECTUS

DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF MARCH 5, 2014, PLEASE REPLACE THE FEES AND EXPENSES TABLE IN THE HUNTINGTON VA GROWTH FUND’S PROSPECTUS ON PAGE 12 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	1.02%
Fee Waivers and/or Expense Reimbursements(1)	(0.02)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

(1)	Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor will not cause the Fund’s total annual fund operating expenses to fall below the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$323	$561	$1,246
If waivers had not been in place	$104	$325	$563	$1,248

HUNTINGTON VA INCOME EQUITY FUND

SUPPLEMENT DATED MARCH 5, 2014 TO THE HUNTINGTON FUNDS VA PROSPECTUS

DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF MARCH 5, 2014, PLEASE REPLACE THE FEES AND EXPENSES TABLE IN THE HUNTINGTON VA INCOME EQUITY FUND’S PROSPECTUS ON PAGE 15 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses(1)	1.00%

(1)	Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor will not cause the Fund’s total annual fund operating expenses to fall below the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$318	$552	$1,225

HUNTINGTON VA MID CORP AMERICA FUND

SUPPLEMENT DATED MARCH 5, 2014 TO THE HUNTINGTON FUNDS VA PROSPECTUS

DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF MARCH 5, 2014, PLEASE REPLACE THE FEES AND EXPENSES TABLE IN THE HUNTINGTON VA MID CORP AMERICA FUND’S PROSPECTUS ON PAGE 23 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses(1)	0.97%

(1)	Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor will not cause the Fund’s total annual fund operating expenses to fall below the stated expense caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Examples	1 Year	3 Years	5 Years	10 Years
Fund Shares	$99	$309	$536	$1,190

EFFECTIVE AS OF MARCH 5, 2014, PLEASE ADD THE FOLLOWING DISCLOSURES IN THE SECTION TITLED, “ADVISORY SERVICES” ON PAGE 104 OF THE HUNTINGTON VA FUNDS’ PROSPECTUS:

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the VA Growth Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor will not cause the Fund’s total annual fund operating expenses to fall below the stated expense caps.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the VA Income Equity Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor will not cause the Fund’s total annual fund operating expenses to fall below the stated expense caps.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the VA Mid Corp America Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund’s daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor will not cause the Fund’s total annual fund operating expenses to fall below the stated expense caps.

SUPPLEMENT DATED MARCH 5, 2014, TO THE HUNTINGTON VA FUNDS

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF FEBRUARY 14, 2014, PLEASE REPLACE THE SECTION TITLED “TRUSTEES AND OFFICERS” IN THE HUNTINGTON VA FUNDS STATEMENT OF ADDITIONAL INFORMATION ON PAGES 38 THROUGH 40 WITH THE FOLLOWING:

Trustees and Officers

The following tables provide information about Independent Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for Huntington Strategy Shares, another open-end investment company whose series are managed by the Advisor. Collectively, The Huntington Funds and Huntington Strategy Shares comprise the “Huntington Complex” which is comprised of 33 separate series. Each Trustee serves as Trustee for all 33 portfolios of the Huntington Complex.

As of December 31, 2013, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

Independent Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Thomas J. Westerfield* Age: 58 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: January 2001	Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Previous Position(s): Of Counsel, Cors & Bassett LLC (law firm) (1993-2005). Other Directorships Held: Board Member, Huntington Strategy Shares.	$75,250

Eddie R. Munson Age: 63 TRUSTEE Began Serving: June 2012	Principal Occupation(s): Retired (September 2006 to present). Previous Position(s): Certified Public Accountant, KPMG LLP (June 1972 to September 2006). Other Directorships Held: Board Member, Huntington Strategy Shares; Board Member, Bearingpoint (2006 to 2008); Board Member, United American Healthcare (September 2006 to June 2008); Board Member, Caraco (June 2011 to December 2011).	$52,000

David S. Schoedinger Age: 71 TRUSTEE Began serving: May 1990	Principal Occupation(s): Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present). Other Directorships Held: Board Member, Huntington Strategy Shares.	$56,750

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Mark D. Shary Age: 53 TRUSTEE Began serving: November 2010	Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present). Previous Position(s): Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002). Other Directorships Held: Board Member, Huntington Strategy Shares; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).	$63,000

William H. Zimmer, III Age: 60 TRUSTEE Began Serving: December 2006	Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present). Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003). Other Directorships Held: Board Member, Huntington Strategy Shares.	$55,500

*	Thomas J. Westerfield became Chairman of the Trust on February 14, 2013.

Officers*

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Joseph L. Rezabek Age: 45 PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2013

Principal Occupation(s): President, Huntington Asset Services, Inc. (“HASI”) (March 2012 to present); President, Huntington Strategy Shares (February 2013 to present).

Previous Position(s): Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006).

R. Jeffrey Young Age: 49 CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: February 2010

Principal Occupation(s): Senior Vice President, HASI (January 2010 to present); Chief Executive Officer, Huntington Strategy Shares (November 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present).

Previous Position(s): President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013); Independent Chair, Valued Advisers Trust (August 2008 to January 2010); Managing Director, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Martin R. Dean Age: 50 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, HASI (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington Strategy Shares (July 2013 to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013); Senior Vice President/Vice President, Fund Administration, Citi (formerly, BISYS Fund Services) (May 1994 to 2008)

Paula G. Jurcenko Age: 49 VICE PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2014

Principal Occupation(s): Senior Vice President, HASI (September 2012 to present); President, Unified Financial Securities, Inc. (July 2013 to present); Vice President, Huntington Strategy Shares (February 2014 to present).

Previous Position(s): Senior Vice President, Huntington Asset Advisors, Inc. (2004 to 2013); Senior Vice President, Huntington Investment Company (1996 to 2004); Assistant Vice President, Huntington Bancshares, Incorporated (1989 to 1996)

Matthew J. Miller Age: 37 VICE PRESIDENT 2960 N. Meridian St., Ste 300 Indianapolis, IN 46208 Began Serving: February 2010	Principal Occupation(s): Vice President, Relationship Management, HASI (2008 to present). Previous Position(s): Vice President, Transfer Agency Operations, HASI (2002 to 2008).

Bryan W. Ashmus Age: 41 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s): Vice President, Financial Administration, HASI (September 2013 to present); Chief Financial Officer and Treasurer, Valued Advisers Trust (December 2013 to present); Treasurer, Huntington Strategy Shares (November 2013 to present).

Previous Position(s): Citi Fund Services, Ohio, Inc. (May 2005 to September 2013).

Jay S. Fitton Age: 43 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present); Secretary, Huntington Strategy Shares (October 2012 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

*	Officers do not receive any compensation from the Trust.

EFFECTIVE AS OF FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED “VOTING PROXIES ON FUND PORTFOLIO SECURITIES” IN THE HUNTINGTON VA FUNDS STATEMENT OF ADDITIONAL INFORMATION ON PAGES 49 AND 50 WITH THE FOLLOWING:

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act , it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds’ portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

I. Policy

It is the policy of the Advisor to vote proxies associated with securities held by The Huntington Funds (the “Funds”) in the best interest of the shareholders of the Funds, and to vote proxies associated with other customers in the best interest of those customers. The Advisor will employ an independent third party (currently Broadridge Financial Solutions, Inc. (“Broadridge”)) to (i) provide voting recommendations and guidelines from Glass, Lewis & Co., LLC (“GLC”) for all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law) and (ii) to cast a vote consistent with the recommendation of the independent third party (unless the Funds’ Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Special Proxy Voting Committee of the Board, will be cast according to the vote of the Special Proxy Voting Committee of the Board.

Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act. Additionally, Affiliated Funds of Funds that rely on Section 12(d)(1)(G) have the potential to present unique conflicts of interest in proxy voting. Therefore, with respect to those Funds that rely on Section 12(d)(1)(F), and with respect to the Affiliated Funds of Funds that rely on Section 12(d)(1)(G), the Advisor and the independent third party will have no discretion in voting proxies and the Advisor will instruct the independent third party to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

The Advisor’s Operations Manager will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer to the Special Proxy Voting Committee any proxy vote related to holdings of the Funds that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II. Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

b.	The Proxy Review Committee will report, to the Advisor’s Investment Policy Committee, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor’s Investment Policy Committee immediately.

c.	The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.

d.	The Advisor’s Operations Manager will appoint the members of the Proxy Review Committee.

2.	Special Proxy Voting Committee

a.	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds’ Advisor.

b.	The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

c.	The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III. Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the proxy voting committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV. Guidelines

The Advisor has adopted GLC’s proxy voting guidelines, as they may be amended from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines can be found at www.huntingtonfunds.com. The Proxy Review Committee will review the proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Funds.

V. Recordkeeping

In accordance with Rule 204-2 under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through The Huntington Funds’ website. Go to www.huntingtonfunds.com; select “Fund Shareholders;” then use the link to “Proxy Voting Record” and select a Fund. Form N-PX filings are also available at the SEC’s website at www.sec.gov.